EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2019
EARNINGS/(LOSS) PER SHARE
Schedule of basic earnings per share and diluted earnings per share
Basic earnings per share and diluted earnings per share were calculated as follows:

	2017	2018	2019
	RMB (in millions, except for share and per share data)
Numerator:
Net income attributable to Trip’s shareholders	2,155	1,112	7,011
Eliminate the dilutive effect of interest expense of convertible notes	52	—	373

Numerator for diluted earnings per share	2,207	1,112	7,384

Denominator:
Denominator for basic earnings per ordinary share - weighted average ordinary shares outstanding	66,300,808	68,403,426	70,983,996
Dilutive effect of share options	2,978,969	2,521,197	1,976,959
Dilutive effect of convertible notes	2,345,083	—	7,283,059
Dilutive effect of convertible notes sold warrants	151,033	—	—

Denominator for diluted earnings per ordinary share	71,775,893	70,924,623	80,244,014

Basic earnings per ordinary share	32.51	16.25	98.78

Diluted earnings per ordinary share	30.75	15.67	92.02

Basic earnings per ADS	4.06	2.03	12.35

Diluted earnings per ADS	3.84	1.96	11.50

Schedule of weighted average number of ordinary shares excluded from computation of diluted earnings /(loss) per share	Such weighted average numbers of ordinary shares outstanding are as following:

	2017	2018	2019
Convertible Notes	8,281,479	9,604,548	—
Outstanding weighted average stock options	99,695	2,521,197	1,976,959

	8,381,174	12,125,745	1,976,959